White Oak Select Growth Fund
Schedule of Investments
July 31, 2022 - (Unaudited)
323
COMMON STOCKS - 97.95% Shares Fair Value
COMMUNICATIONS - 15.52%
Internet Media & Services - 15.52%
Alphabet, Inc. - Class A
(a)
152,000 $ 17,680,640
Alphabet, Inc. - Class C
(a)
248,000 28,926,720
Meta Platforms, Inc. - Class A
(a)
68,150 10,842,665
57,450,025
CONSUMER DISCRETIONARY - 16.10%
E-Commerce Discretionary - 11.45%
Amazon.com, Inc.
(a)
314,100 42,387,795
Retail - Discretionary - 4.65%
Lowe's Cos., Inc. 90,000 17,237,700
FINANCIALS - 16.80%
Asset Management - 6.98%
Charles Schwab Corp. (The) 374,100 25,831,605
Banking - 4.33%
JPMorgan Chase & Co. 139,065 16,042,538
Institutional Financial Services - 0.81%
State Street Corp. 42,200 2,997,888
Insurance - 4.68%
Chubb Ltd. 91,890 17,334,130
HEALTH CARE - 20.98%
Biotech & Pharma - 12.38%
Amgen, Inc. 82,460 20,406,376
Novartis AG - ADR
(b)
134,060 11,506,370
Pfizer, Inc. 275,700 13,925,607
45,838,353
Health Care Facilities & Services - 3.38%
Laboratory Corp. of America Holdings 47,770 12,524,816
Medical Equipment & Devices - 5.22%
Alcon, Inc.
(b)
138,000 10,776,420
Zimmer Biomet Holdings, Inc. 77,390 8,543,082
19,319,502
REAL ESTATE - 2.63%
REIT - 2.63%
Digital Realty Trust, Inc. 73,490 9,733,750
TECHNOLOGY - 25.92%
Semiconductors - 15.88%
KLA Corp.
(b)
58,835 22,565,576
NXP Semiconductors NV 63,125 11,607,425
QUALCOMM, Inc. 122,300 17,740,838
Skyworks Solutions, Inc. 63,196 6,880,780
58,794,619
Software - 2.20%
Salesforce.com, Inc.
(a)
44,375 8,165,888

White Oak Select Growth Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
COMMON STOCKS - 97.95% (Continued) Shares Fair Value
TECHNOLOGY - 25.92% (Continued)
Technology Hardware - 6.00%
Cisco Systems, Inc. 490,000 $ 22,231,300
Technology Services - 1.84%
Cognizant Technology Solutions Corp. - Class A 100,000 6,796,000
TOTAL COMMON STOCKS  (Cost $195,229,026) 362,685,909
SHORT-TERM INVESTMENTS - 12.35% Shares Fair Value
REPURCHASE AGREEMENTS - 2.01%
Tri-Party Repurchase Agreement with South Street
Securities LLC and Bank of New York Mellon,
0.14%, dated 7/29/2022 and maturing 8/1/2022,
collateralized by U.S. Treasury Securities with rates
ranging from 0.13% to 2.75% and maturity dates
ranging from 1/31/2023 to 6/30/2028 with a par value of
$7,973,964 and a collateral value of $7,609,618 7,460,410 7,460,410
COLLATERAL FOR SECURITIES LOANED - 10.34%
Mount Vernon Liquid Assets Portfolio, LLC, 2.30%
(c)
38,283,815 38,283,815
TOTAL SHORT-TERM INVESTMENTS (Cost $45,744,225) 45,744,225
TOTAL INVESTMENTS- 110.30% (Cost $240,973,251) 408,430,134
Liabilities in Excess of Other Assets - (10.30)% (38,152,706)
NET ASSETS - 100.00% $ 370,277,428
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $38,082,479.
(c) Rate disclosed is the seven day effective yield as of July 31, 2022.
ADR - American Depositary Receipt.

Pin Oak Equity Fund
Schedule of Investments
July 31, 2022 - (Unaudited)
COMMON STOCKS - 98.50% Shares Fair Value
COMMUNICATIONS - 15.42%
Internet Media & Services - 15.42%
Alphabet, Inc. - Class A
(a)
35,000 $ 4,071,200
Alphabet, Inc. - Class C
(a)
120,000 13,996,800
Meta Platforms, Inc. - Class A
(a)
23,900 3,802,490
21,870,490
CONSUMER DISCRETIONARY - 23.53%
Automotive - 5.02%
Gentex Corp. 252,500 7,125,550
E-Commerce Discretionary - 13.17%
Amazon.com, Inc.
(a)
102,400 13,818,880
eBay, Inc. 100,000 4,863,000
18,681,880
Home Construction - 5.34%
M/I Homes, Inc.
(a)
103,901 4,780,485
Taylor Morrison Home Corp.
(a)
97,400 2,795,380
7,575,865
CONSUMER STAPLES - 0.55%
Household Products - 0.55%
Haleon PLC - ADR
(a)(b)
111,760 785,673
FINANCIALS - 13.70%
Asset Management - 5.80%
Charles Schwab Corp. (The) 119,101 8,223,924
Institutional Financial Services - 3.08%
Bank of New York Mellon Corp. (The) 100,745 4,378,378
Insurance - 4.82%
Assurant, Inc.
(b)
38,900 6,837,842
HEALTH CARE - 25.08%
Biotech & Pharma - 7.24%
Amgen, Inc. 18,500 4,578,195
Gilead Sciences, Inc. 32,085 1,917,079
GlaxoSmithKline PLC - ADR
(a)(b)
89,408 3,770,335
10,265,609
Health Care Facilities & Services - 8.40%
McKesson Corp. 28,900 9,871,662
Quest Diagnostics, Inc. 15,000 2,048,550
11,920,212
Medical Equipment & Devices - 9.44%
Illumina, Inc.
(a)
18,655 4,042,166
Intuitive Surgical, Inc.
(a)
20,620 4,746,105
Medtronic PLC 49,845 4,611,659
13,399,930
TECHNOLOGY - 20.22%
Semiconductors - 5.00%
KLA Corp. 18,498 7,094,723

Pin Oak Equity Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
COMMON STOCKS - 98.50% (Continued) Shares Fair Value
TECHNOLOGY - 20.22% (Continued)
Technology Services - 15.22%
Amdocs Ltd. 81,587 $ 7,102,964
Paychex, Inc. 43,649 5,599,294
PayPal Holdings, Inc.
(a)
26,230 2,269,682
Visa, Inc. - Class A
(b)
31,220 6,622,074
21,594,014
TOTAL COMMON STOCKS  (Cost $84,251,741) 139,754,090
SHORT-TERM INVESTMENTS - 5.36% Shares Fair Value
REPURCHASE AGREEMENTS - 1.54%
Tri-Party Repurchase Agreement with South Street
Securities LLC and Bank of New York Mellon,
0.14%, dated 7/29/2022 and maturing 8/1/2022,
collateralized by U.S. Treasury Securities with rates
ranging from 0.13% to 2.75% and maturity dates
ranging from 1/31/2023 to 6/30/2028 with a par value of
$2,335,669 and a collateral value of $2,228,948 2,185,243 2,185,243
COLLATERAL FOR SECURITIES LOANED - 3.82%
Mount Vernon Liquid Assets Portfolio, LLC, 2.30%
(c)
5,413,283 5,413,283
TOTAL SHORT-TERM INVESTMENTS (Cost $7,598,526) 7,598,526
TOTAL INVESTMENTS- 103.86% (Cost $91,850,267) 147,352,616
Liabilities in Excess of Other Assets - (3.86)% (5,479,801)
NET ASSETS - 100.00% $ 141,872,815
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $5,293,707.
(c) Rate disclosed is the seven day effective yield as of July 31, 2022.
ADR - American Depositary Receipt.

Rock Oak Core Growth Fund
Schedule of Investments
July 31, 2022 - (Unaudited)
COMMON STOCKS - 91.33% Shares Fair Value
CONSUMER DISCRETIONARY - 13.83%
Automotive - 4.13%
Gentex Corp. 15,785 $ 445,453
Home Construction - 3.56%
PulteGroup, Inc.
(a)
8,820 384,728
Leisure Products - 2.73%
Thor Industries, Inc.
(a)
3,490 294,312
Wholesale - Discretionary - 3.41%
Pool Corp.
(a)
1,030 368,431
ENERGY - 6.01%
Oil & Gas Producers - 2.27%
Murphy USA, Inc. 864 245,687
Renewable Energy - 3.74%
SolarEdge Technologies, Inc.
(b)
1,120 403,346
FINANCIALS - 8.39%
Insurance - 8.39%
Assurant, Inc.
(a)
1,830 321,677
Hartford Financial Services Group, Inc. (The) 9,065 584,421
906,098
HEALTH CARE - 20.81%
Biotech & Pharma - 10.43%
Exelixis, Inc.
(a) (b)
18,149 379,677
Jazz Pharmaceuticals PLC
(b)
3,655 570,399
Viatris, Inc. 18,120 175,583
1,125,659
Health Care Facilities & Services - 8.86%
Cardinal Health, Inc. 5,770 343,661
Medpace Holdings, Inc.
(b)
1,186 201,063
Quest Diagnostics, Inc.
(a)
3,015 411,758
956,482
Medical Equipment & Devices - 1.52%
Illumina, Inc.
(b)
760 164,677
INDUSTRIALS - 14.42%
Aerospace & Defense - 3.08%
TransDigm Group, Inc.
(b)
535 332,952
Commercial Support Services - 4.02%
Republic Services, Inc. 3,130 434,006
Machinery - 7.32%
Enovis Corp.
(b)
3,618 216,067
Esab Corp.
(a)
3,618 149,134
Nordson Corp.
(a)
1,839 424,790
789,991

Rock Oak Core Growth Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
COMMON STOCKS - 91.33% (Continued) Shares Fair Value
MATERIALS - 4.98%
Construction Materials - 4.98%
Carlisle Cos., Inc.
(a)
1,815 $ 537,421
TECHNOLOGY - 22.89%
Software - 1.89%
Citrix Systems, Inc. 2,015 204,341
Technology Hardware - 15.54%
F5, Inc.
(b)
2,820 471,955
NetApp, Inc. 5,805 414,071
Seagate Technology PLC 5,760 460,685
Ubiquiti Networks, Inc.
(a)
1,095 330,285
1,676,996
Technology Services - 5.46%
Amdocs Ltd. 2,475 215,473
Cognizant Technology Solutions Corp. - Class A 5,507 374,256
589,729
TOTAL COMMON STOCKS  (Cost $7,494,045) 9,860,309
SHORT-TERM INVESTMENTS - 35.33% Shares Fair Value
REPURCHASE AGREEMENTS - 8.75%
Tri-Party Repurchase Agreement with South Street
Securities LLC and Bank of New York Mellon,
0.14%, dated 7/29/2022 and maturing 8/1/2022,
collateralized by U.S. Treasury Securities with rates
ranging from 0.13% to 2.75% and maturity dates
ranging from 1/31/2023 to 6/30/2028 with a par value of
$1,009,422 and a collateral value of $963,300 944,411 944,411
COLLATERAL FOR SECURITIES LOANED - 26.58%
Mount Vernon Liquid Assets Portfolio, LLC, 2.30%
(c)
2,869,682 2,869,682
TOTAL SHORT-TERM INVESTMENTS (Cost $3,814,093) 3,814,093
TOTAL INVESTMENTS- 126.66% (Cost $11,308,138) 13,674,402
Liabilities in Excess of Other Assets - (26.66)% (2,878,674)
NET ASSETS - 100.00% $ 10,795,728
(a) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $2,844,300.
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of July 31, 2022.

River Oak Discovery Fund
Schedule of Investments
July 31, 2022 - (Unaudited)
COMMON STOCKS - 86.61% Shares Fair Value
COMMUNICATIONS - 0.47%
Advertising & Marketing - 0.47%
QuinStreet, Inc.
(a)
9,875 $ 106,156
CONSUMER DISCRETIONARY - 13.24%
Consumer Services - 3.65%
Aaron's Co., Inc. (The) 3,000 39,060
Adtalem Global Education, Inc.
(a)
19,770 792,777
831,837
Home Construction - 6.37%
M/I Homes, Inc.
(a)
14,386 661,900
Taylor Morrison Home Corp.
(a)
27,416 786,839
1,448,739
Retail - Discretionary - 3.22%
Asbury Automotive Group, Inc.
(a)(b)
4,275 733,761
CONSUMER STAPLES - 3.03%
Household Products - 3.03%
Edgewell Personal Care Co. 17,322 689,069
FINANCIALS - 14.16%
Asset Management - 7.03%
AllianceBernstein Holding LP 21,518 948,083
Artisan Partners Asset Management, Inc. - Class A
(b)
16,381 651,309
1,599,392
Banking - 2.95%
Atlantic Union Bancshares Corp. 4,000 138,360
Dime Community Bancshares, Inc.
(b)
15,671 534,068
672,428
Insurance - 3.47%
CNO Financial Group, Inc. 17,345 325,219
Selective Insurance Group, Inc.
(b)
5,960 464,045
789,264
Specialty Finance - 0.71%
PROG Holdings, Inc.
(a)
8,850 163,017
INDUSTRIALS - 17.86%
Commercial Support Services - 7.32%
Barrett Business Services, Inc. 6,101 497,781
Korn Ferry 11,772 771,184
Vectrus, Inc.
(a)
11,923 396,320
1,665,285
Electrical Equipment - 3.68%
Advanced Energy Industries, Inc.
(b)
9,353 837,000
Industrial Support Services - 2.07%
Applied Industrial Technologies, Inc. 4,694 472,170
Machinery - 3.35%
Kadant, Inc. 3,740 762,399

River Oak Discovery Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
COMMON STOCKS - 86.61% (Continued) Shares Fair Value
INDUSTRIALS - 17.86% (Continued)
Transportation Equipment - 1.44%
Meritor, Inc.
(a)
9,000 $ 327,780
TECHNOLOGY - 37.85%
Semiconductors - 18.70%
Cirrus Logic, Inc.
(a)(b)
11,397 973,988
Cohu, Inc.
(a)(b)
21,455 613,184
Diodes, Inc.
(a)(b)
6,870 559,012
Kulicke & Soffa Industries, Inc.
(b)
19,620 944,114
Silicon Motion Technology Corp. - ADR 13,665 1,165,761
4,256,059
Software - 14.31%
Calix, Inc.
(a)(b)
14,095 803,979
Cerence, Inc.
(a)(b)
15,147 426,691
Mandiant, Inc.
(a)
34,558 787,231
NextGen Healthcare, Inc.
(a)(b)
35,190 602,453
Verint Systems, Inc.
(a)
13,948 637,005
3,257,359
Technology Services - 4.84%
CSG Systems International, Inc.
(b)
7,000 456,750
Perficient, Inc.
(a)(b)
6,121 645,888
1,102,638
TOTAL COMMON STOCKS  (Cost $15,749,298) 19,714,353
SHORT-TERM INVESTMENTS - 46.59% Shares Fair Value
REPURCHASE AGREEMENTS - 13.20%
Tri-Party Repurchase Agreement with South Street
Securities LLC and Bank of New York Mellon,
0.14%, dated 7/29/2022 and maturing 8/1/2022,
collateralized by U.S. Treasury Securities with rates
ranging from 0.13% to 2.75% and maturity dates
ranging from 1/31/2023 to 6/30/2028 with a par value of
$3,211,043 and a collateral value of $3,064,324 3,004,239 3,004,239
COLLATERAL FOR SECURITIES LOANED - 33.39%
Mount Vernon Liquid Assets Portfolio, LLC, 2.30%
(c)
7,600,190 7,600,190
TOTAL SHORT-TERM INVESTMENTS (Cost $10,604,429) 10,604,429
TOTAL INVESTMENTS- 133.20% (Cost $26,353,727) 30,318,782
Liabilities in Excess of Other Assets - (33.20)% (7,557,513)
NET ASSETS - 100.00% $ 22,761,269
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $7,492,138.
(c) Rate disclosed is the seven day effective yield as of July 31, 2022.
ADR - American Depositary Receipt.

Red Oak Technology Select Fund
Schedule of Investments
July 31, 2022 - (Unaudited)
COMMON STOCKS - 99.39% Shares Fair Value
COMMUNICATIONS - 14.07%
Internet Media & Services - 14.07%
Alphabet, Inc. - Class A
(a)
95,000 $ 11,050,400
Alphabet, Inc. - Class C
(a)
344,720 40,208,141
Meta Platforms, Inc. - Class A
(a)
143,225 22,787,097
74,045,638
CONSUMER DISCRETIONARY - 10.90%
E-Commerce Discretionary - 10.90%
Amazon.com, Inc.
(a)
308,000 41,564,600
eBay, Inc. 324,030 15,757,579
57,322,179
REAL ESTATE - 2.54%
REIT - 2.54%
Digital Realty Trust, Inc. 100,770 13,346,986
TECHNOLOGY - 71.88%
Semiconductors - 24.44%
Broadcom, Inc. 42,220 22,607,965
Intel Corp. 557,915 20,257,894
KLA Corp.
(b)
69,809 26,774,544
NXP Semiconductors NV 113,550 20,879,574
QUALCOMM, Inc. 153,200 22,223,192
Skyworks Solutions, Inc. 145,135 15,802,299
128,545,468
Software - 22.65%
Akamai Technologies, Inc.
(a)
136,780 13,160,971
Check Point Software Technologies Ltd.
(a)
58,700 7,314,020
Citrix Systems, Inc. 13,280 1,346,725
Microsoft Corp. 111,403 31,275,278
Oracle Corp. 316,171 24,610,751
Synopsys, Inc.
(a)
69,970 25,713,975
VMware, Inc. - Class A 135,470 15,741,614
119,163,334
Technology Hardware - 15.29%
Apple, Inc. 250,000 40,627,500
Cisco Systems, Inc. 609,245 27,641,446
NetApp, Inc. 170,690 12,175,318
80,444,264
Technology Services - 9.50%
Accenture PLC - Class A 40,580 12,428,031
Cognizant Technology Solutions Corp. - Class A 135,000 9,174,600
Global Payments, Inc. 93,157 11,394,964
Visa, Inc. - Class A
(b)
80,000 16,968,800
49,966,395
TOTAL COMMON STOCKS  (Cost $243,065,632) 522,834,264

Red Oak Technology Select Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
SHORT-TERM INVESTMENTS - 4.28% Shares Fair Value
REPURCHASE AGREEMENTS - 0.70%
Tri-Party Repurchase Agreement with South Street
Securities LLC and Bank of New York Mellon,
0.14%, dated 7/29/2022 and maturing 8/1/2022,
collateralized by U.S. Treasury Securities with rates
ranging from 0.13% to 2.75% and maturity dates
ranging from 1/31/2023 to 6/30/2028 with a par value of
$3,930,081 and a collateral value of $3,750,508 3,676,969 $ 3,676,969
COLLATERAL FOR SECURITIES LOANED - 3.58%
Mount Vernon Liquid Assets Portfolio, LLC, 2.30%
(c)
18,831,195 18,831,195
TOTAL SHORT-TERM INVESTMENTS (Cost $22,508,164) 22,508,164
TOTAL INVESTMENTS- 103.67% (Cost $265,573,796) 545,342,428
Liabilities in Excess of Other Assets - (3.67)% (19,302,721)
NET ASSETS - 100.00% $ 526,039,707
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $18,942,663.
(c) Rate disclosed is the seven day effective yield as of July 31, 2022.

Black Oak Emerging Technology Fund
Schedule of Investments
July 31, 2022 - (Unaudited)
COMMON STOCKS - 94.36% Shares Fair Value
COMMUNICATIONS - 0.70%
Internet Media & Services - 0.70%
Meta Platforms, Inc. - Class A
(a)
2,525 $ 401,727
CONSUMER DISCRETIONARY - 3.03%
Automotive - 3.03%
Tesla, Inc.
(a)
1,939 1,728,522
ENERGY - 4.79%
Renewable Energy - 4.79%
SolarEdge Technologies, Inc.
(a)
7,584 2,731,226
HEALTH CARE - 2.44%
Medical Equipment & Devices - 2.44%
Illumina, Inc.
(a)
6,435 1,394,336
INDUSTRIALS - 10.54%
Electrical Equipment - 4.23%
Advanced Energy Industries, Inc.
(b)
26,957 2,412,382
Industrial Support Services - 2.47%
Applied Industrial Technologies, Inc. 14,000 1,408,260
Machinery - 3.84%
Nordson Corp.
(b)
9,500 2,194,405
TECHNOLOGY - 72.86%
Information Technology - 2.61%
Paylocity Holdings Corp.
(a)(b)
7,220 1,486,815
Semiconductors - 32.97%
Ambarella, Inc.
(a)(b)
16,604 1,437,076
Cirrus Logic, Inc.
(a)
33,492 2,862,226
Cohu, Inc.
(a)(b)
59,077 1,688,421
Diodes, Inc.
(a)(b)
25,770 2,096,905
KLA Corp.
(b)
6,750 2,588,895
Kulicke & Soffa Industries, Inc.
(b)
49,645 2,388,917
Lam Research Corp.
(b)
2,785 1,393,920
QUALCOMM, Inc. 15,497 2,247,995
Silicon Motion Technology Corp. - ADR 24,734 2,110,058
18,814,413
Software - 15.48%
Calix, Inc.
(a)(b)
16,424 936,825
Citrix Systems, Inc. 7,595 770,209
Cognyte Software Ltd.
(a)
9,933 44,798
Concentrix Corp.
(b)
12,000 1,605,120
Fortinet, Inc.
(a)
20,800 1,240,720
NextGen Healthcare, Inc.
(a)(b)
88,315 1,511,953
Salesforce.com, Inc.
(a)
7,480 1,376,470
Verint Systems, Inc.
(a)
29,477 1,346,214
8,832,309
Technology Hardware - 10.14%
Apple, Inc. 20,120 3,269,701

Black Oak Emerging Technology Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
COMMON STOCKS - 94.36% (Continued) Shares Fair Value
TECHNOLOGY - 72.86% (Continued)
Technology Hardware - 10.14% (Continued)
F5, Inc.
(a)
7,705 $ 1,289,509
Ubiquiti Networks, Inc.
(b)
4,067 1,226,729
5,785,939
Technology Services - 11.66%
Cognizant Technology Solutions Corp. - Class A 9,600 652,416
CSG Systems International, Inc. 10,000 652,500
Jack Henry & Associates, Inc. 8,120 1,687,092
PayPal Holdings, Inc.
(a)
16,125 1,395,296
Perficient, Inc.
(a)(b)
11,652 1,229,519
Science Applications International Corp. 10,665 1,033,119
6,649,942
TOTAL COMMON STOCKS  (Cost $28,986,580) 53,840,276
SHORT-TERM INVESTMENTS - 36.99% Shares Fair Value
REPURCHASE AGREEMENTS - 5.78%
Tri-Party Repurchase Agreement with South Street
Securities LLC and Bank of New York Mellon,
0.14%, dated 7/29/2022 and maturing 8/1/2022,
collateralized by U.S. Treasury Securities with rates
ranging from 0.13% to 2.75% and maturity dates
ranging from 1/31/2023 to 6/30/2028 with a par value of
$3,524,189 and a collateral value of $3,363,162 3,297,217 3,297,217
COLLATERAL FOR SECURITIES LOANED - 31.21%
Mount Vernon Liquid Assets Portfolio, LLC, 2.30%
(c)
17,806,029 17,806,029
TOTAL SHORT-TERM INVESTMENTS (Cost $21,103,246) 21,103,246
TOTAL INVESTMENTS- 131.35% (Cost $50,089,826) 74,943,522
Liabilities in Excess of Other Assets - (31.35)% (17,885,170)
NET ASSETS - 100.00% $ 57,058,352
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $17,651,888.
(c) Rate disclosed is the seven day effective yield as of July 31, 2022.
ADR - American Depositary Receipt.

Live Oak Health Sciences Fund
Schedule of Investments
July 31, 2022 - (Unaudited)
COMMON STOCKS - 96.48% Shares Fair Value
CONSUMER STAPLES - 0.43%
Personal Care Products - 0.43%
Haleon PLC - ADR
(a)(b)
33,490 $ 235,435
HEALTH CARE - 96.05%
Biotech - 24.12%
Amgen, Inc. 10,240 2,534,093
Biogen, Inc.
(a)
5,006 1,076,590
Exelixis, Inc.
(a)(b)
66,265 1,386,264
Gilead Sciences, Inc. 15,390 919,552
Moderna, Inc.
(a)(b)
7,590 1,245,443
Regeneron Pharmaceuticals, Inc.
(a)
3,190 1,855,591
United Therapeutics Corp.
(a)(b)
13,650 3,154,105
Vertex Pharmaceuticals, Inc.
(a)
4,315 1,209,969
13,381,607
Health Care Services - 7.39%
Charles River Laboratories International, Inc.
(a)
5,073 1,270,989
Medpace Holdings, Inc.
(a)
8,169 1,384,891
Quest Diagnostics, Inc.
(b)
10,545 1,440,131
4,096,011
Health Care Supply Chain - 16.88%
AmerisourceBergen Corp. 10,684 1,559,116
Cardinal Health, Inc.
(b)
28,409 1,692,040
Cigna Corp. 10,987 3,025,380
McKesson Corp. 9,051 3,091,641
9,368,177
Large Pharmaceuticals - 12.22%
GlaxoSmithKline PLC - ADR
(a)(b)
26,792 1,129,819
Johnson & Johnson 7,688 1,341,710
Merck & Co., Inc. 18,800 1,679,592
Novartis AG - ADR
(b)
11,600 995,628
Pfizer, Inc. 32,264 1,629,655
6,776,404
Life Science & Diagnostics - 7.77%
Bio-Rad Laboratories, Inc. - Class A
(a)
2,067 1,164,259
Illumina, Inc.
(a)
6,224 1,348,616
Thermo Fisher Scientific, Inc. 3,000 1,795,230
4,308,105
Managed Care - 13.19%
Anthem, Inc. 5,415 2,583,496
Humana, Inc. 2,500 1,205,000
UnitedHealth Group, Inc. 6,500 3,525,210
7,313,706
Medical Devices - 7.94%
Medtronic PLC 18,746 1,734,380
Stryker Corp. 7,060 1,516,135
Zimmer Biomet Holdings, Inc.
(b)
10,460 1,154,679
4,405,194

Live Oak Health Sciences Fund
Schedule of Investments (continued)
July 31, 2022 - (Unaudited)
COMMON STOCKS - 96.48% (Continued) Shares Fair Value
HEALTH CARE - 96.05% (Continued)
Medical Equipment - 2.49%
Intuitive Surgical, Inc.
(a)(b)
6,015 $ 1,384,473
Specialty & Generic Pharmaceuticals - 4.05%
Jazz Pharmaceuticals PLC
(a)
14,387 2,245,235
TOTAL COMMON STOCKS  (Cost $35,513,246) 53,514,347
SHORT-TERM INVESTMENTS - 18.68% Shares Fair Value
REPURCHASE AGREEMENTS - 3.55%
Tri-Party Repurchase Agreement with South Street
Securities LLC and Bank of New York Mellon,
0.14%, dated 7/29/2022 and maturing 8/1/2022,
collateralized by U.S. Treasury Securities with rates
ranging from 0.13% to 2.75% and maturity dates
ranging from 1/31/2023 to 6/30/2028 with a par value of
$2,107,033 and a collateral value of $2,010,758 1,971,332 1,971,332
COLLATERAL FOR SECURITIES LOANED - 15.13%
Mount Vernon Liquid Assets Portfolio, LLC, 2.30%
(c)
8,393,182 8,393,182
TOTAL SHORT-TERM INVESTMENTS (Cost $10,364,514) 10,364,514
TOTAL INVESTMENTS- 115.16% (Cost $45,877,760) 63,878,861
Liabilities in Excess of Other Assets - (15.16)% (8,407,641)
NET ASSETS - 100.00% $ 55,471,220
(a) Non-income producing security.
(b) Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $8,215,336.
(c) Rate disclosed is the seven day effective yield as of July 31, 2022.
ADR - American Depositary Receipt.